RETIREMENT BENEFITS - Summary of Retirement Benefits by Financial Position (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Deficit		$ (2,854)	$ (13,131)
Non-current assets		8,471	2,474
Non-current liabilities:	[1]	(11,325)	(15,605)
Net defined benefit liability		(2,854)	(13,131)
Pensions
Disclosure of net defined benefit liability (asset) [line items]
Non-current liabilities:		(6,458)	(10,237)
OPEB
Disclosure of net defined benefit liability (asset) [line items]
Non-current liabilities:		(4,867)	(5,368)
Obligations
Disclosure of net defined benefit liability (asset) [line items]
Deficit		(107,336)	(115,792)	$ (103,545)
Obligations | OPEB
Disclosure of net defined benefit liability (asset) [line items]
Deficit		(4,867)	(5,368)	(5,025)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Deficit		104,495	102,678	$ 94,826
Asset ceilings
Disclosure of net defined benefit liability (asset) [line items]
Deficit		$ (13)	$ (17)

[1]	As from January 1, 2021, the current "Retirement benefits" liability has been classified under non-current liabilities (previously separately presented within current liabilities) (see Note 18) and taxes payable not related to income tax are presented within "Trade and other payables" (previously "Taxes payable") (see Note 17). Prior period comparatives have been revised to conform with current year presentation.